Deferred Government Grants (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Government Grants [Abstract]
Schedule of deferred government grants

Deferred government grants included the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,206,003
Addition	1,552,000	—	—
Recognized as income	(1,368,650)	(1,455,678)	(211,837)
Subtotal	22,030,690	20,575,012	$2,994,166

Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,501,598
Addition	—	4,000,000	582,098
Recognized as income	(840,023)	(8,991,332)	(1,308,458)
Subtotal	10,318,528	5,327,196	$775,238
Total deferred government grants	32,349,218	25,902,208	$3,769,404

Less: current portion	2,295,701	2,295,701	$334,081

Non-current portion	30,053,517	23,606,507	$3,435,323